Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Segment $ / shares shares	Dec. 31, 2022 $ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Property and equipment useful lives	3 years
Impairment losses | $	$ 0
Operating segments | Segment	1
Common stock, shares issued | shares	2,994,679	1,679,602
Common stock price per share | $ / shares	$ 0.0001	$ 0.0001
Consecutive trading days required for entitlement of common stock	30 days
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Property and equipment useful lives	5 years
Leasehold Improvements
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Property, Plant and Equipment, Net
Earn-Out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, shares issued | shares	200,000
Common stock price per share | $ / shares	$ 500
Trading days required for entitlement of common stock	20 days
Consecutive trading days required for entitlement of common stock	30 days